Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
One year	$ 304,450	$ 822,421
Two years	304,450	84,870
Three years	258,492	29,800
Four years	28,717	29,800
Five years	28,717	29,800
Beyond five years	1,670,520	1,763,343
Total undiscounted cash flows	2,618,326	2,760,034
Total financing lease liabilities	2,121,053	2,251,835
Difference between undiscounted cash flows and discounted cash flows	$ 497,273	$ 508,199
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	4.1239%	4.1239%
One year		$ 737,551
Two years
Three years
Four years
Five years
Beyond five years	1,641,803	1,703,743
Total undiscounted cash flows	1,641,803	2,441,294
Total financing lease liabilities	1,212,882	1,956,260
Difference between undiscounted cash flows and discounted cash flows	$ 428,921	$ 485,034
Base station tower [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	3.1365%	3.1365%
One year	$ 28,717	$ 29,800
Two years	28,717	29,800
Three years	28,717	29,800
Four years	28,717	29,800
Five years	28,717	29,800
Beyond five years	28,717	59,600
Total undiscounted cash flows	172,302	208,600
Total financing lease liabilities	155,261	188,069
Difference between undiscounted cash flows and discounted cash flows	$ 17,041	$ 20,531
Total undiscounted cash flows [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	3.90%	2.4584%
One year	$ 275,733	$ 55,070
Two years	275,733	55,070
Three years	252,755
Four years
Five years
Beyond five years
Total undiscounted cash flows	804,221	110,140
Total financing lease liabilities	752,910	107,506
Difference between undiscounted cash flows and discounted cash flows	$ 51,311	$ 2,634